UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Preferred Stock [Member]		Common Stock [Member]		Subscription Receivable [Member] [1]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Jul. 31, 2022		$ 0	[1]	$ 150	[1]	$ (50,000)	$ 82,732	$ 64,689	$ 7,188	$ 104,759
Beginning balance, shares at Jul. 31, 2022	[1]	0		1,500,000
Payments of Shenzhen China rent by related parties (Note 3)			[1]		[1]		3,519			3,519
Net income			[1]		[1]			(1,019)	(113)	(1,132)
Ending balance, value at Oct. 31, 2022		$ 0	[1]	$ 150	[1]	(50,000)	86,251	63,670	7,075	107,146
Ending balance, shares at Oct. 31, 2022	[1]	0		1,500,000
Beginning balance, value at Jul. 31, 2022		$ 0	[1]	$ 150	[1]	(50,000)	82,732	64,689	7,188	104,759
Beginning balance, shares at Jul. 31, 2022	[1]	0		1,500,000
Net income										(6,629)
Ending balance, value at Jan. 31, 2023		$ 0	[1]	$ 150	[1]	0	157,461	58,723	6,525	222,859
Ending balance, shares at Jan. 31, 2023	[1]	0		1,500,000
Beginning balance, value at Oct. 31, 2022		$ 0	[1]	$ 150	[1]	(50,000)	86,251	63,670	7,075	107,146
Beginning balance, shares at Oct. 31, 2022	[1]	0		1,500,000
RQS United Subscription receivable			[1]		[1]	50,000				50,000
Capital contribution			[1]		[1]		65,650			65,650
Payments of Shenzhen China rent by related parties (Note 3)			[1]		[1]		5,560			5,560
Net income			[1]		[1]			(4,947)	(550)	(5,497)
Ending balance, value at Jan. 31, 2023		$ 0	[1]	$ 150	[1]	0	157,461	58,723	6,525	222,859
Ending balance, shares at Jan. 31, 2023	[1]	0		1,500,000
Beginning balance, value at Jul. 31, 2023		$ 8	[1]	$ 590	[1]	0	4,982	(276,521)	(7,691)	(278,632)
Beginning balance, shares at Jul. 31, 2023	[1]	80,000		5,903,481
Net income			[1]		[1]			(15,784)	9,672	(6,112)
Ending balance, value at Oct. 31, 2023		$ 8	[1]	$ 590	[1]	0	4,982	(292,305)	1,981	(284,744)
Ending balance, shares at Oct. 31, 2023	[1]	80,000		5,903,481
Beginning balance, value at Jul. 31, 2023		$ 8	[1]	$ 590	[1]	0	4,982	(276,521)	(7,691)	(278,632)
Beginning balance, shares at Jul. 31, 2023	[1]	80,000		5,903,481
Net income										94,602
Ending balance, value at Jan. 31, 2024		$ 0	[1]	$ 1,478	[1]	0	882,424	(211,172)	21,562	694,292
Ending balance, shares at Jan. 31, 2024	[1]	0		14,781,803
Beginning balance, value at Oct. 31, 2023		$ 8	[1]	$ 590	[1]	0	4,982	(292,305)	1,981	(284,744)
Beginning balance, shares at Oct. 31, 2023	[1]	80,000		5,903,481
Conversion of liabilities to common stock			[1]	$ 44	[1]		445,065			445,109
Conversion of liabilities to common stock, shares	[1]			445,109
Conversion of preferred stock to common stock		$ (8)	[1]	$ 800	[1]		(792)
Conversion of preferred stock to common stock, shares	[1]	(80,000)		8,000,000
Private offering			[1]	$ 44	[1]		433,169			433,213
Private offering, shares	[1]			433,213
Net income			[1]		[1]			81,133	19,581	100,714
Ending balance, value at Jan. 31, 2024		$ 0	[1]	$ 1,478	[1]	$ 0	$ 882,424	$ (211,172)	$ 21,562	$ 694,292
Ending balance, shares at Jan. 31, 2024	[1]	0		14,781,803

[1]	Shares are presented on a retroactive basis to reflect the reorganization on March 3, 2023